PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:	PROPERTY AND EQUIPMENT, NET

	December 31,
	2014	2015

Cost:
Computers and peripheral equipment	$13,762	$15,477
Office furniture, equipment and other	4,235	4,228
Leasehold improvements	2,811	2,780

	20,808	22,485
Accumulated depreciation:
Computers and peripheral equipment	11,716	12,712
Office furniture, equipment and other	2,652	2,607
Leasehold improvements	1,429	1,491

	15,797	16,810

Depreciated cost	$5,011	$5,675

Depreciation expense totaled $1,260, $1,582 and $2,080 for the years 2013, 2014 and 2015, respectively.